Related Party Transactions (Details) (USD $)	6 Months Ended	12 Months Ended				1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Nov. 23, 2011	Nov. 30, 2011 Affiliate of J.W. Childs Associates, L.P.	Feb. 28, 2011 Affiliate of J.W. Childs Associates, L.P.	Aug. 02, 2011 Affiliate of J.W. Childs Associates, L.P.	Jan. 31, 2012 Affiliate of J.W. Childs Associates, L.P.	Feb. 01, 2011 Affiliate of J.W. Childs Associates, L.P.	Feb. 02, 2010 Affiliate of J.W. Childs Associates, L.P.	Jan. 31, 2012 Affiliates of J.W. Childs and the 2009 Loan Facility lenders
Related Party Transactions
Interest rate on the outstanding balance of accrued management fees (as a percent)							16.00%
Interest on outstanding balance of accrued management fees payable to related party			$ 800,000							$ 800,000
Payment of outstanding balance of accrued management fees and interest thereon						1,600,000
Payment of management agreement termination fee						360,000
Management fees, interest expense accrued thereon, and the termination fee									600,000	400,000	400,000
Management fees and other direct expenses								200,000
Aggregate outstanding borrowings on Related Party Debt			158,664,000		188,000,000
Interest expense on Related Party Debt	12,900,000	20,600,000	23,200,000	17,700,000
Maximum amount of investment in parent company agreed to be made by related party												$ 17,000,000